Fair Value Measurements (Assets Measured at Fair Value on Recurring Basis Utilizing Level 3 Inputs) (Detail) (Investment Securities AFS [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment Securities AFS [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance, Asset	$ 24,192	$ 20,036
Total realized gains (losses) included in earnings, Asset		(44)
Total unrealized gains/(losses) included in other comprehensive income	359	82
Purchases		4,500
Paydowns	(1,150)	(1,112)
Sales	(350)
Acquired in Genala acquisition	81,121
Transfers in and/or out of Level 3, Asset		730
Ending Balance, Asset	$ 104,172	$ 24,192